INCOME TAXES - Deferred Tax Liabilities and Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes (note 13)	$ 48,298	$ 63,713
Deferred tax asset (liability)	(48,298)	(63,713)	$ (59,255)
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(6,845)	(12,555)
Deferred tax asset (liability)	6,845	12,555	12,142
Risk management contract asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(8,943)	0
Deferred tax asset (liability)	8,943	0	3,600
Convertible Debentures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,616)	(3,028)
Deferred tax asset (liability)	2,616	3,028	0
Senior Notes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes (note 13)	756	418
Deferred tax asset (liability)	(756)	(418)	65
Finance lease obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes (note 13)	1,860	2,276
Deferred tax asset (liability)	(1,860)	(2,276)	(2,717)
Deferred capital obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes (note 13)	0	5,910
Deferred tax asset (liability)	0	(5,910)	0
Deferred financing obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes (note 13)	406	2,032
Deferred tax asset (liability)	(406)	(2,032)	0
Deferred gain on sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes (note 13)	3,515	2,890
Deferred tax asset (liability)	(3,515)	(2,890)	0
Risk management contract liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes (note 13)	1,206	4,477
Decommissioning liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes (note 13)	16,365	16,967
Deferred tax asset (liability)	(16,365)	(16,967)	(26,034)
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes (note 13)	840	1,950
Deferred tax asset (liability)	(840)	(1,950)	(2,520)
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes (note 13)	40,850	40,830
Deferred tax asset (liability)	(38,915)	(38,895)	(40,766)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxes (note 13)	904	1,546
Deferred tax asset (liability)	$ (904)	$ (1,546)	$ (985)